Derivative Instruments (Summary Of Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments [Abstract]
Notional amount	$ 2,280	$ 2,877
Weighted average pay rate on interest-rate swaps	3.74%	3.67%
Weighted average receive rate on interest-rate swaps	0.75%	0.39%
Weighted average maturity (years)	3 years 1 month 6 days	4 years
Fair value of interest-rate swaps	$ (122)	$ (213)
Yield maintenance provisions	$ 122	$ 213